Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating losses	$ 5	$ 18
State net operating losses	16	21
Tax credit carryforwards	21	23
Accrued compensation and benefits	23	26
Contract liabilities	21	20
Accrued expenses	5	5
Pension and post-retirement plans	18	24
Inventory capitalization	5	8
Other	5	8
Disallowed interest	1	1
Total gross deferred tax assets	120	154
Less valuation allowance	10	11
Deferred tax assets	110	143
Deferred tax liabilities:
Intangible assets	(41)	(44)
Fixed assets	(12)	(11)
Other	(1)	(1)
Deferred tax liabilities	(54)	(56)
Net deferred tax asset	$ 56	$ 87